Financial Risks (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risks
Schedule of credit risk accounts receivable

	December 31,
Accounts receivable	2023	2022
Gross accounts receivables	181,931	79,873
Provisions, expected credit losses	(1,039)	(1,170)
Net accounts receivables	180,892	78,703

Maturity structure accounts receivable
Accounts receivables, not yet due	181,931	79,873
Provisions, expected credit losses	(1,039)	(1,170)
Net book value	180,892	78,703

Provisions for expected credit losses
Opening balance, expected credit loss provisions	(1,170)	—
This year provisions	—	(1,170)
Reversed provisions	87	—
Exchange differences	44	—
Closing balance, expected credit loss provisions	(1,039)	(1,170)

Schedule of transaction exposure from contracted payment flows in foreign currency

		Operating
Currency exposure 2023 (%)	Revenue	expenses
USD	72%	16%
EUR	28%	58%
GBP	—	6%
SEK	—	20%
Other currencies	—	0%

		Operating
Currency exposure 2022 (%)	Revenue	expenses
USD	68%	20%
EUR	32%	48%
GBP	—	4%
SEK	—	27%
Other currencies	—	1%

		Operating
Currency exposure 2021 (%)	Revenue	expenses
USD	14%	43%
EUR	86%	36%
GBP	—	3%
SEK	—	18%

Schedule of maturity analysis

	December 31, 2023
Maturity analysis	<6 months	6-12 months	2-5 years
Contingent consideration	—	—	56,561
Non-current interest-bearing liabilities	—	—	939,508
Non-current lease liabilities	—	—	27,088
Other non-current liabilities	—	—	16,381
Accounts payable	100,564	—	—
Other current liabilities	11,649	8,138	—
Accrued expenses	255,200	25,427	—

	December 31, 2022
Maturity analysis	<6 months	6-12 months	2-5 years
Contingent consideration	—	—	75,880
Non-current interest-bearing liabilities	—	—	713,030
Non-current lease liabilities	—	—	15,792
Other non-current liabilities	—	—	4,350
Accounts payable	160,404	—	—
Other current liabilities	13,288	9,409	—
Accrued expenses	121,865	14,581	—

Schedule of non-current interesting-bearing liabilities

	December 31,
Non-current interest-bearing liabilities	2023	2022
Opening balance	713,030	189,164
New borrowings, net	962,889	491,745
Repayment of borrowings	(724,479)	—
Transaction costs paid	(26,625)	(1,260)
Interest expense	41,148	4,874
Exchange difference on translation	(26,455)	28,507
Closing balance	939,508	713,030